                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

                              Van Kampen Bond Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/06

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)

  PAR
AMOUNT
 (000)    DESCRIPTION                                   COUPON   MATURITY       VALUE
-------   -----------                                   ------   --------   ------------
          CORPORATE BONDS 69.3%
          AEROSPACE & DEFENSE 0.6%
$ 1,307   Raytheon Co.                                  4.500%   11/15/07   $  1,295,681
                                                                            ------------
          AUTOMOTIVE 2.8%
  1,280   DaimlerChrysler NA Holding Corp.              8.500    01/18/31      1,525,459
  1,840   General Motors Acceptance Corp.               6.875    09/15/11      1,832,143
  3,185   General Motors Corp.                          8.375    07/15/33      2,770,950
                                                                            ------------
                                                                               6,128,552
                                                                            ------------
          BANKING 14.7%
  2,230   Bank of America Corp.                         3.375    02/17/09      2,146,796
  2,250   Bank of Scotland (United Kingdom) (a)         3.500    11/30/07      2,207,254
  2,860   JPMorgan Chase & Co.                          6.750    02/01/11      3,027,367
  2,255   M & I Marshall & Ilsley Bank                  3.800    02/08/08      2,212,112
  1,635   MBNA Corp. (Floating Rate Coupon)             5.910    05/05/08      1,647,124
  2,315   National City Bank                            3.375    10/15/07      2,265,545
  1,430   Popular NA, Inc.                              4.250    04/01/08      1,404,656
    805   Popular NA, Inc., Ser F                       5.650    04/15/09        808,210
  2,195   SunTrust Banks, Inc.                          5.050    07/01/07      2,191,442
  2,250   U.S. Bancorp.                                 3.950    08/23/07      2,224,183
  1,090   USB Capital IX (Variable Rate Coupon)         6.189    04/15/49      1,103,455
  4,390   Wachovia Capital Trust III (Variable Rate
          Coupon)                                       5.800    08/29/49      4,406,182
  1,350   Wachovia Corp.                                3.625    02/17/09      1,304,637
    885   Wachovia Corp.                                4.950    11/01/06        884,568
    925   Washington Mutual Bank FA                     5.500    01/15/13        925,697
    900   Washington Mutual, Inc.                       8.250    04/01/10        977,806
  2,190   Wells Fargo & Co.                             5.125    02/15/07      2,187,911
                                                                            ------------
                                                                              31,924,945
                                                                            ------------
          BROKERAGE 1.5%
  2,000   Lehman Brothers Holdings, Inc.                8.500    05/01/07      2,036,040
    797   World Financial Prop. (a)                     6.910    09/01/13        837,374
    363   World Financial Prop. (a)                     6.950    09/01/13        381,305
                                                                            ------------
                                                                               3,254,719
                                                                            ------------
          CHEMICALS 0.6%
    640   ICI Wilmington, Inc.                          4.375    12/01/08        625,820
    740   Sealed Air Corp. (a)                          5.625    07/15/13        729,142
                                                                            ------------
                                                                               1,354,962
                                                                            ------------
          CONSTRUCTION MACHINERY 0.9%
  2,045   Caterpillar Financial Services Corp., Ser F   3.625    11/15/07      2,007,709
                                                                            ------------

          CONSUMER PRODUCTS 0.7%
  1,495   Clorox Co. (Floating Rate Coupon)             5.515    12/14/07      1,498,020
                                                                            ------------
          DIVERSIFIED MANUFACTURING 1.8%
  1,245   Brascan Corp. (Canada)                        7.125    06/15/12      1,335,254
  1,275   Cooper Industries, Inc.                       5.250    07/01/07      1,269,548
  1,325   Cooper Industries, Inc.                       5.250    11/15/12      1,319,525
                                                                            ------------
                                                                               3,924,327
                                                                            ------------
          ELECTRIC 7.0%
  1,350   Ameren Corp.                                  4.263    05/15/07      1,340,817
  1,405   Arizona Public Service Co.                    5.800    06/30/14      1,399,841
    795   Arizona Public Service Co.                    6.750    11/15/06        796,001
    805   Carolina Power & Light Co.                    6.800    08/15/07        814,358
  1,580   CC Funding Trust I                            6.900    02/16/07      1,587,677
    625   Cincinnati Gas & Electric Co.                 5.700    09/15/12        630,489
    865   Detroit Edison Co.                            6.125    10/01/10        890,242
    960   Duquesne Light Co., Ser O                     6.700    04/15/12      1,015,490
     70   Duquesne Light Co., Ser Q                     5.700    05/15/14         70,175
    655   Entergy Gulf States, Inc.                     3.600    06/01/08        635,227
  1,600   Entergy Gulf States, Inc. (Floating Rate
          Coupon)                                       5.800    12/01/09      1,596,878
    425   Entergy Gulf States, Inc. (Floating Rate
          Coupon) (a)                                   6.140    12/08/08        426,011
    255   Indianapolis Power & Light Co. (a)            6.300    07/01/13        263,466
    655   Monongahela Power Co.                         5.000    10/01/06        655,000
    900   NiSource Finance Corp. (Floating Rate
          Coupon)                                       5.968    11/23/09        900,585
  1,270   Ohio Power Co., Ser K                         6.000    06/01/16      1,306,624
    265   PSE&G Energy Holdings, LLC                    8.625    02/15/08        276,262
    560   Wisconsin Electric Power                      3.500    12/01/07        549,134
                                                                            ------------
                                                                              15,154,277
                                                                            ------------
          ENVIRONMENTAL & FACILITIES SERVICES 1.0%
  1,500   Waste Management, Inc.                        7.000    10/15/06      1,500,630
    550   Waste Management, Inc.                        7.375    08/01/10        590,005
                                                                            ------------
                                                                               2,090,635
                                                                            ------------
          FOOD/BEVERAGE 1.1%
    660   ConAgra Foods, Inc.                           7.000    10/01/28        714,996
    520   ConAgra Foods, Inc.                           8.250    09/15/30        641,111
    160   Pilgrim's Pride Corp.                         9.625    09/15/11        168,800
    680   YUM! Brands, Inc.                             8.875    04/15/11        769,606
                                                                            ------------
                                                                               2,294,513
                                                                            ------------
          GAMING 1.2%
  2,090   Harrah's Operating Co., Inc.                  5.625    06/01/15      1,945,928
    640   Harrah's Operating Co., Inc.                  6.500    06/01/16        628,493
                                                                            ------------
                                                                               2,574,421
                                                                            ------------
          HEALTHCARE 1.1%
  1,130   UnitedHealth Group, Inc.                      5.200    01/17/07      1,129,252
    650   Wellpoint, Inc.                               3.750    12/14/07        637,586
    590   Wellpoint, Inc.                               4.250    12/15/09        572,938
                                                                            ------------
                                                                               2,339,776
                                                                            ------------

          INDEPENDENT ENERGY 0.2%
    470   Kerr-McGee Corp.                              6.625    10/15/07        476,906
                                                                            ------------
          INTEGRATED ENERGY 1.2%
    790   Consumers Energy Co., Ser F                   4.000    05/15/10        754,737
    455   Consumers Energy Co., Ser H                   4.800    02/17/09        449,551
  1,300   Kinder Morgan, Inc.                           6.500    09/01/12      1,302,642
                                                                            ------------
                                                                               2,506,930
                                                                            ------------
          LIFE INSURANCE 2.4%
    635   AXA Financial, Inc.                           6.500    04/01/08        645,667
    475   John Hancock Financial Services, Inc.         5.625    12/01/08        479,683
    485   Marsh & McLennan Cos., Inc.                   5.875    08/01/33        445,265
    105   Metlife, Inc.                                 6.125    12/01/11        109,058
  1,030   Monumental Global Funding II (a)              3.850    03/03/08      1,008,936
    585   Nationwide Financial Services, Inc.           6.250    11/15/11        608,166
  1,895   Xlliac Global Funding (a)                     4.800    08/10/10      1,859,131
                                                                            ------------
                                                                               5,155,906
                                                                            ------------
          LODGING 0.7%
  1,325   Hyatt Equities, LLC (a)                       6.875    06/15/07      1,333,991
    185   Starwood Hotels & Resorts Worldwide, Inc.     7.375    05/01/07        187,081
                                                                            ------------
                                                                               1,521,072
                                                                            ------------
          MEDIA-CABLE 1.7%
  1,835   Comcast Cable Communications, Inc.            6.750    01/30/11      1,929,613
     90   Comcast Cable Communications, Inc.            7.125    06/15/13         97,161
    600   Comcast Cable Communications, Inc.            8.375    05/01/07        610,259
    935   Echostar DBS Corp.                            6.375    10/01/11        912,794
    180   Echostar DBS Corp.                            6.625    10/01/14        171,675
                                                                            ------------
                                                                               3,721,502
                                                                            ------------
          MEDIA-NONCABLE 1.6%
    950   Interpublic Group of Cos., Inc.               5.400    11/15/09        902,500
    970   News America Holdings, Inc.                   8.875    04/26/23      1,179,490
    135   News America, Inc.                            7.280    06/30/28        144,110
  1,310   Viacom, Inc. (a)                              6.875    04/30/36      1,299,105
                                                                            ------------
                                                                               3,525,205
                                                                            ------------
          NATURAL GAS DISTRIBUTORS 0.7%
    585   Keyspan Corp.                                 4.900    05/16/08        581,888
    890   Sempra Energy                                 4.621    05/17/07        885,819
                                                                            ------------
                                                                               1,467,707
                                                                            ------------
          NATURAL GAS PIPELINES 1.4%
    765   Consolidated Natural Gas Co., Ser A           5.000    12/01/14        727,611
  1,065   Consolidated Natural Gas Co., Ser C           6.250    11/01/11      1,098,758
    470   Kinder Morgan Energy Partners                 5.125    11/15/14        447,476
    755   Texas Eastern Transmission Corp.              7.000    07/15/32        848,489
                                                                            ------------
                                                                               3,122,334
                                                                            ------------
          NONCAPTIVE-CONSUMER FINANCE 5.7%
  1,000   American Express Co.                          4.750    06/17/09        993,143

    230   American General Finance Corp.                4.625    05/15/09        226,314
  2,000   American General Finance Corp.                4.625    09/01/10      1,953,534
  2,245   Countrywide Home Loans, Inc.                  3.250    05/21/08      2,176,218
  1,555   HSBC Finance Corp.                            6.750    05/15/11      1,649,620
  1,000   HSBC Finance Corp.                            7.875    03/01/07      1,009,996
    150   HSBC Finance Corp.                            8.000    07/15/10        164,005
  2,595   Residential Capital Corp.                     6.375    06/30/10      2,627,726
  1,600   SLM Corp. (Floating Rate Coupon)              5.665    07/26/10      1,601,573
                                                                            ------------
                                                                              12,402,129
                                                                            ------------
          NONCAPTIVE-DIVERSIFIED FINANCE 2.5%
    415   CIT Group, Inc.                               3.650    11/23/07        408,062
    290   CIT Group, Inc.                               4.750    08/15/08        287,693
    415   CIT Group, Inc.                               7.375    04/02/07        419,195
  2,100   General Electric Capital Corp., Ser A         4.750    09/15/14      2,033,802
     90   General Electric Capital Corp., Ser A         5.875    02/15/12         92,974
  2,240   Nationwide Building Society (United
          Kingdom) (a)                                  4.250    02/01/10      2,174,440
                                                                            ------------
                                                                               5,416,166
                                                                            ------------
          OIL FIELD SERVICES 0.5%
  1,195   Panhandle Eastern Pipe Line Co., Ser B        2.750    03/15/07      1,180,542
                                                                            ------------
          OTHER UTILITIES 0.6%
  1,295   Plains All American Pipeline (a)              6.700    05/15/36      1,355,935
                                                                            ------------
          PROPERTY & CASUALTY 3.9%
  1,195   AIG SunAmerica Global Financial VI (a)        6.300    05/10/11      1,248,209
  1,545   Farmers Exchange Capital (a)                  7.050    07/15/28      1,587,974
  1,230   Farmers Insurance Exchange Surplus (a)        8.625    05/01/24      1,460,760
  1,800   Mantis Reef Ltd. (Australia) (a)              4.692    11/14/08      1,768,689
  1,415   St. Paul Travelers Cos., Inc.                 5.010    08/16/07      1,406,688
  1,035   Two-Rock Pass Through Trust (Floating Rate
          Coupon) (Bermuda) (a)                         6.344    02/11/49      1,019,589
                                                                            ------------
                                                                               8,491,909
                                                                            ------------
          RAILROADS 2.5%
  1,060   Burlington Northern Santa Fe Corp.            6.125    03/15/09      1,081,734
  1,000   CSX Corp.                                     6.750    03/15/11      1,056,136
    520   Norfolk Southern Corp.                        7.350    05/15/07        525,777
  2,600   Union Pacific Corp.                           6.625    02/01/08      2,643,488
                                                                            ------------
                                                                               5,307,135
                                                                            ------------
          REAL ESTATE INVESTMENT TRUSTS 0.4%
    850   Reckson Operating Partnership LP              5.150    01/15/11        838,433
                                                                            ------------
          RETAIL 2.1%
    270   CVS Corp.                                     3.875    11/01/07        265,539
    650   CVS Corp.                                     5.750    08/15/11        659,153
    500   Federated Department Stores, Inc.             6.300    04/01/09        508,797
  1,500   Federated Department Stores, Inc.             6.625    09/01/08      1,530,431
  1,275   May Department Stores Co.                     5.950    11/01/08      1,285,942
    340   May Department Stores Co.                     6.700    07/15/34        339,316
                                                                            ------------
                                                                               4,589,178
                                                                            ------------

          SUPERMARKETS 0.9%
    495   Delhaize America, Inc.                        9.000    04/15/31        582,313
  1,270   Fred Meyer, Inc.                              7.450    03/01/08      1,304,171
                                                                            ------------
                                                                               1,886,484
                                                                            ------------
          TECHNOLOGY 0.6%
  1,300   Hewlett-Packard Co. (Floating Rate Coupon)    5.524    05/22/09      1,302,365
                                                                            ------------
          TEXTILE 0.5%
    995   Mohawk Industries, Inc., Ser D                7.200    04/15/12      1,041,239
                                                                            ------------
          TRANSPORTATION SERVICES 1.0%
  1,000   FedEx Corp.                                   2.650    04/01/07        986,613
  1,105   FedEx Corp.                                   5.500    08/15/09      1,112,827
                                                                            ------------
                                                                               2,099,440
                                                                            ------------
          WIRELINE COMMUNICATIONS 3.2%
  1,835   AT&T Corp.                                    8.000    11/15/31      2,249,596
  1,385   France Telecom SA (France)                    8.500    03/01/31      1,812,436
  1,125   SBC Communications, Inc.                      6.150    09/15/34      1,092,688
  1,010   Sprint Capital Corp.                          8.750    03/15/32      1,235,217
    590   Verizon New England, Inc.                     6.500    09/15/11        605,888
                                                                            ------------
                                                                               6,995,825
                                                                            ------------
TOTAL CORPORATE BONDS                                                        150,246,879
                                                                            ------------
          UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
          22.2%
  7,180   United States Treasury Bonds                  6.125    08/15/29      8,466,232
  7,260   United States Treasury Bonds                  6.375    08/15/27      8,717,677
 21,250   United States Treasury Notes (b)              4.250    08/15/13     20,808,404
  7,350   United States Treasury Notes                  4.250    11/15/13      7,191,806
  3,000   United States Treasury Notes                  4.500    02/28/11      2,989,689
                                                                            ------------
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS                             48,173,808
                                                                            ------------
TOTAL LONG-TERM INVESTMENTS 91.5%
   (Cost $197,473,366)                                                       198,420,687

SHORT-TERM INVESTMENTS 16.7%
REPURCHASE AGREEMENT 16.6%

          State Street Bank & Trust Co. ($35,974,000
          par collateralized by U.S. Government
          obligations in a pooled cash account,
          interest rate of 5.15%, dated 09/29/06, to
          be sold on 10/02/06 at $35,989,439)                                 35,974,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.1%
          United States Treasury Bills ($300,000
          par, yielding 5.30%, 01/11/07 maturity) (c)                            296,011
                                                                            ------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $36,269,674)                                                         36,270,011
                                                                            ------------

TOTAL INVESTMENTS 108.2%
   (Cost $233,743,040)                                                       234,690,698

LIABILITIES IN EXCESS OF OTHER ASSETS (8.2%)                                 (17,788,056)
                                                                            ------------
NET ASSETS 100.0%                                                           $216,902,642
                                                                            ============

     Percentages are calculated as a percentage of net assets.

(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)  Security purchased on a when-issued or delayed delivery basis.

(c) All or a portion of this security has been physically segregated in connection with open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2006:

                                                                     UNREALIZED
                                                                   APPRECIATION/
                                                       CONTRACTS    DEPRECIATION
                                                       ---------   -------------
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures December 2006
   (Current Notional Value of $108,063 per contract)      126        $139,667
U.S. Treasury Notes 5-Year Futures December 2006
   (Current Notional Value of $105,516 per contract)       55          26,864
U.S. Treasury Bond Futures December 2006 (Current
   Notional Value of $112,406 per contract)               135         262,140

SHORT CONTRACTS:
U.S. Treasury Notes 2-Year Futures December 2006
   (Current Notional Value of $204,500 per contract)      118         (32,490)
                                                          ---        --------
                                                          434        $396,181
                                                          ===        ========

SWAP AGREEMENTS OUTSTANDING AS OF SEPTEMBER 30, 2006:

CREDIT DEFAULT SWAPS

                                                                             NOTIONAL     UNREALIZED
                                      BUY/SELL    PAY/RECEIVE   EXPIRATION    AMOUNT    APPRECIATION/
  COUNTERPARTY    REFERENCE ENTITY   PROTECTION    FIXED RATE      DATE        (000)     DEPRECIATION
---------------   ----------------   ----------   -----------   ----------   --------   -------------
Goldman Sachs     Dow Jones CDX
Capital Markets   NA IG HVOL         Buy              0.75%       6/20/11     $8,700        $2,678

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Bond Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: November 21, 2006